CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 407.8	$ 544.9
Short-term investments	0.0	7.6
Receivables and other current assets	128.0	96.5
Inventories	199.9	302.1
Assets held for sale	785.6	0.0
Current assets	1,521.3	951.1
Non-current assets
Property, plant and equipment	2,598.0	2,587.9
Exploration and evaluation assets	28.3	61.7
Restricted cash	56.3	42.2
Inventories	92.4	124.1
Other assets	128.8	204.6
Non-current assets	2,903.8	3,020.5
Assets	4,425.1	3,971.6
Current liabilities
Accounts payable and accrued liabilities	294.1	304.4
Income taxes payable	37.8	29.5
Other current liabilities	24.2	218.9
Current portion of lease liabilities	5.1	21.4
Current portion of long-term debt	8.7	7.5
Liabilities held for sale	276.3	0.0
Current liabilities	646.2	581.7
Non-current liabilities
Deferred income tax liabilities	22.6	61.2
Provisions	310.4	470.2
Lease liabilities	68.7	44.2
Long-term debt	910.0	456.9
Deferred revenue	240.8	0.0
Other liabilities	19.6	40.3
Non-current liabilities	1,572.1	1,072.8
Liabilities	2,218.3	1,654.5
Equity
Common shares	2,726.3	2,719.1
Contributed surplus	58.2	59.1
Accumulated deficit	(632.4)	(562.2)
Accumulated other comprehensive income (loss)	(21.3)	23.8
Attributable to equity holders	2,130.8	2,239.8
Non-controlling interests	76.0	77.3
Equity	2,206.8	2,317.1
Contingencies and commitments
Subsequent events
Liabilities and Equity	$ 4,425.1	$ 3,971.6